SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Convertible debt		$ 250,000
Number of warrants granted		20,000,000
Exercise price		$ 0.05
Warrant exercisable		20,000,000
Securities Purchase Agreement [Member]
Conversion price	$ 0.05
Purchase Price	$ 250,000
Origination fees	15,000
Original issue discount	$ 10,000
Structuring fee	$ 5,000